Intangible Assets (Details) - Schedule of Reconciliation of the Carrying Value of Intangible Assets - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Reconciliation of the Carrying Value of Intangible Assets [Line Items]
Beginning balance	R 85,642	R 77,031
Acquisition of subsidiary	2,410
Additions	51,214	46,653
Amortization	(59,482)	(51,143)
Translation adjustments	3,339	13,101
Ending balance	83,123	85,642
Product development costs [Member]
Schedule of Reconciliation of the Carrying Value of Intangible Assets [Line Items]
Beginning balance	68,301	59,737
Acquisition of subsidiary
Additions	48,792	38,837
Amortization	(48,605)	(42,638)
Translation adjustments	3,129	12,365
Ending balance	71,617	68,301
Computer software [member]
Schedule of Reconciliation of the Carrying Value of Intangible Assets [Line Items]
Beginning balance	13,758	11,321
Acquisition of subsidiary	100
Additions	2,422	7,816
Amortization	(7,717)	(6,115)
Translation adjustments	210	736
Ending balance	8,773	13,758
Trade name [Member]
Schedule of Reconciliation of the Carrying Value of Intangible Assets [Line Items]
Beginning balance	391	652
Acquisition of subsidiary
Additions
Amortization	(261)	(261)
Translation adjustments
Ending balance	130	391
Customer relationship [Member]
Schedule of Reconciliation of the Carrying Value of Intangible Assets [Line Items]
Beginning balance	3,192	5,321
Acquisition of subsidiary	2,310
Additions
Amortization	(2,899)	(2,129)
Translation adjustments
Ending balance	R 2,603	R 3,192